Borrowings - Narrative (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2021 GBP (£) claims	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 GBP (£)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 0		£ 0
Class Guarantee
Disclosure of detailed information about borrowings [line items]
Bank guarantees	£ 18,400		8,700
Number of claims | claims	0
Romanian Ministry Of Finance | Class Guarantee | Endava Romania SRL
Disclosure of detailed information about borrowings [line items]
Bank guarantees | €		€ 9,000,000
Comtrade Group B.V. | Class Guarantee | Endava (UK) Ltd
Disclosure of detailed information about borrowings [line items]
Bank guarantees | €		6,000,000
DB Fernverkehr AG | Class Guarantee | Endava Berlin GmbH
Disclosure of detailed information about borrowings [line items]
Bank guarantees | €		€ 5,929,906
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	£ 0		£ 0
Undrawn borrowing facilities	£ 200,000